EXHIBIT 99.1

John Deere Owner Trust 2014

Statement to Noteholders

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Payment Date:				17-Nov-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$71,078,074.17
		(ii)	A-1 Note Pool Factor:	0.2307730

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$292,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$47,659,447.25
		per $1,000 original principal amount:		$154.74

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$47,659,447.25

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$13,030.98
			per $1,000 original principal amount:	$0.04

		(ii)	Class A-2 Notes:	$109,500.00
			per $1,000 original principal amount:	$0.38

		(iii)	Class A-3 Notes:	$239,966.67
			per $1,000 original principal amount:	$0.77

		(iv)	Class A-4 Notes:	$113,782.71
			per $1,000 original principal amount:	$1.21

		(v)	Total:	$476,280.36

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$807,696,670.23
		(ii)	at end of related Collection Period:	$760,036,953.06

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$796,072,124.09
		(ii)	at end of related Collection Period:	$748,412,676.84

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$23,418,626.92
		(ii)	A-1 Note Pool Factor:	0.0760345

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$292,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$673,080.56
	per $1,000 original principal amount:			$0.64
	(a)	Amount of Servicing Fee earned:		$673,080.56
	(b)	Amount of Servicing Fee paid:		$673,080.56
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,437,497.97
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.58%

(10)	(i)	Aggregate amount of net losses for the collection period:		$108,674.11
	(ii)	Cumulative amount of net losses:		$462,071.94
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.04%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,297,727.04
		(ii)	% of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%